Quarterly Schedules of
Portfolio Holdings
January 31, 2020
Domestic Equity Funds

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Harbor Capital Appreciation Fund	HNACX	HACAX	HRCAX	HCAIX
Harbor Large Cap Value Fund	HNLVX	HAVLX	HRLVX	HILVX
Harbor Mid Cap Fund	HMCRX	HMCLX	HMCDX	HMCNX
Harbor Mid Cap Growth Fund	HNMGX	HAMGX	HRMGX	HIMGX
Harbor Mid Cap Value Fund	HNMVX	HAMVX	HRMVX	HIMVX
Harbor Small Cap Growth Fund	HNSGX	HASGX	HRSGX	HISGX
Harbor Small Cap Growth Opportunities Fund	HNSOX	HASOX	HRSOX	HISOX
Harbor Small Cap Value Fund	HNVRX	HASCX	HSVRX	HISVX
Harbor Strategic Growth Fund	HNGSX	MVSGX	HSRGX	HISWX

Harbor Capital Appreciation Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—99.8%
Shares		Value
AEROSPACE & DEFENSE—4.1%
2,566,122	Airbus SE (France)	$376,871
1,729,865	Boeing Co.	550,564
2,539,890	Safran SA (France)	409,524
		1,336,959
AUTOMOBILES—2.9%
1,438,196	Tesla Inc.*	935,647
BANKS—0.9%
2,238,035	JPMorgan Chase & Co.	296,226
BEVERAGES—0.5%
938,141	Constellation Brands Inc.	176,652
BIOTECHNOLOGY—1.9%
1,985,814	BioMarin Pharmaceutical Inc.*	165,815
1,388,366	Exact Sciences Corp.*	129,507
1,387,992	Vertex Pharmaceuticals Inc.*	315,144
		610,466
CAPITAL MARKETS—1.4%
240,661	Goldman Sachs Group Inc.*	57,217
1,300,424	S&P Global Inc.	381,974
		439,191
ENTERTAINMENT—3.8%
2,747,296	Netflix Inc.*	948,064
1,925,831	Walt Disney Co.	266,362
		1,214,426
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.1%
67,673	American Tower Corp.	15,683
FOOD & STAPLES RETAILING—1.8%
1,941,704	Costco Wholesale Corp.	593,229
HEALTH CARE EQUIPMENT & SUPPLIES—4.0%
3,437,286	Boston Scientific Corp.*	143,919
2,101,626	Danaher Corp.	338,088
1,010,400	DexCom Inc.*	243,254
1,011,812	Edwards Lifesciences Corp.*	222,457
623,400	Intuitive Surgical Inc.*	348,967
		1,296,685
HEALTH CARE PROVIDERS & SERVICES—0.2%
928,025	Guardant Health Inc.*	70,567
HOTELS, RESTAURANTS & LEISURE—1.9%
391,527	Chipotle Mexican Grill Inc.*	339,360
1,959,732	Marriott International Inc.	274,480
		613,840
INTERACTIVE MEDIA & SERVICES—9.1%
710,353	Alphabet Inc. Class A*	1,017,780
718,159	Alphabet Inc. Class C*	1,030,005
4,526,393	Facebook Inc.*	913,924
		2,961,709
INTERNET & DIRECT MARKETING RETAIL—9.4%
5,238,165	Alibaba Group Holding Ltd. ADR (China)*,1	1,082,152
977,257	Amazon.com Inc.*	1,963,036
		3,045,188
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—14.0%
484,306	Adyen NV (Netherlands)*,2	$445,032
1,437,046	FleetCor Technologies Inc.*	453,000
4,137,798	Mastercard Inc.	1,307,296
3,374,027	PayPal Holdings Inc.*	384,268
830,130	Shopify Inc. (Canada)*	386,558
2,240,039	Square Inc.*	167,309
1,632,660	Twilio Inc.*	203,005
5,934,867	Visa Inc.	1,180,860
		4,527,328
LIFE SCIENCES TOOLS & SERVICES—0.8%
902,113	Illumina Inc.*	261,676
PERSONAL PRODUCTS—1.5%
2,451,655	Estée Lauder Companies Inc.	478,465
PHARMACEUTICALS—2.8%
11,952,308	AstraZeneca plc ADR (United Kingdom)[1]	582,077
2,356,823	ELI Lilly + Co.*	329,107
		911,184
ROAD & RAIL—2.2%
8,822,849	Uber Technologies Inc.*	320,181
2,124,040	Union Pacific Corp.	381,096
		701,277
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.3%
1,230,264	Broadcom Inc.	375,427
3,349,471	NVIDIA Corp.	791,916
4,111,789	QUALCOMM Inc.	350,777
218,544	Universal Display Corp.	38,501
2,024,861	Xilinx Inc.	171,060
		1,727,681
SOFTWARE—17.2%
3,050,787	Adobe Inc.*	1,071,253
1,309,896	Coupa Software Inc.*	211,090
10,957,498	Microsoft Corp.	1,865,295
7,218,861	salesforce.com Inc.*	1,316,070
850,681	ServiceNow Inc.*	287,726
2,721,207	Splunk Inc.*	422,495
2,178,477	Workday Inc.*	402,212
		5,576,141
SPECIALTY RETAIL—1.2%
1,666,915	Home Depot Inc.	380,223
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.2%
5,461,235	Apple Inc.	1,690,307
TEXTILES, APPAREL & LUXURY GOODS—7.6%
1,269,170	adidas AG (Germany)	401,203
1,021,634	Kering SA (France)	624,239
2,596,256	Lululemon Athletica Inc. (Canada)*	621,518

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—Continued
355,407	LVMH Moet Hennessy - Louis Vuitton SE (France)*	$154,770
6,704,282	NIKE Inc.	645,622
		2,447,352
TOTAL COMMON STOCKS
(Cost $16,965,032)		32,308,102
TOTAL INVESTMENTS—99.8%
(Cost $16,965,032)		32,308,102
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		72,645
TOTAL NET ASSETS—100.0%		$32,380,747
FAIR VALUE MEASUREMENTS
At January 31, 2020, the investments in Airbus SE, Safran SA, Ayden NV, adidas AG, Kering SA, and LVMH Moet Hennessy - Louis Vuitton SE (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1. There were no Level 3 investments at January 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	GDR after the name of a security stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $445,032 or 1% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Large Cap Value Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.7%
Shares		Value
AEROSPACE & DEFENSE—2.0%
149,000	General Dynamics Corp.	$26,141
BANKS—11.7%
1,234,000	Bank of America Corp.	40,512
187,000	BOK Financial Corp.	14,754
294,000	Commerce Bancshares Inc.	19,892
169,000	Cullen/Frost Bankers Inc.	15,068
378,000	East West Bancorp Inc.	17,328
197,000	JPMorgan Chase & Co.	26,075
2,900,000	Mitsubishi UFJ Financial Group Inc. ADR (Japan)[1]	14,906
		148,535
BEVERAGES—2.8%
617,000	Coca-Cola Co.	36,033
BIOTECHNOLOGY—2.8%
168,000	Amgen Inc.	36,296
BUILDING PRODUCTS—4.8%
268,000	Allegion plc (Ireland)	34,658
685,000	Johnson Controls International plc	27,023
		61,681
CAPITAL MARKETS—2.6%
197,000	Ameriprise Financial Inc.	32,586
CHEMICALS—5.0%
1,075,000	Corteva Inc.	31,089
271,000	PPG Industries Inc.	32,477
		63,566
CONSTRUCTION MATERIALS—2.6%
126,000	Martin Marietta Materials Inc.	33,239
CONSUMER FINANCE—2.1%
263,000	Capital One Financial Corp.	26,247
ENERGY EQUIPMENT & SERVICES—1.0%
600,000	Halliburton Co.	13,086
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.3%
282,000	Equity Lifestyle Properties Inc.	20,516
130,000	Sun Communities Inc.	21,082
		41,598
FOOD & STAPLES RETAILING—1.2%
296,000	Walgreens Boots Alliance Inc.	15,052
FOOD PRODUCTS—2.4%
365,000	Tyson Foods Inc.	30,160
HEALTH CARE EQUIPMENT & SUPPLIES—8.5%
388,000	Alcon Inc. (Switzerland)*	22,869
300,000	Danaher Corp.	48,261
317,000	Medtronic plc (Ireland)	36,594
		107,724
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—5.2%
470,000	Lennar Corp. Class A	$31,189
7,120	Lennar Corp. Class B	374
485,000	Sony Corp. ADR (Japan)[1]	34,037
		65,600
INSURANCE—2.0%
170,000	Chubb Ltd. (Switzerland)	25,838
INTERACTIVE MEDIA & SERVICES—1.7%
662,000	Twitter Inc.*	21,502
IT SERVICES—3.0%
330,000	PayPal Holdings Inc.*	37,584
MACHINERY—5.0%
375,000	Oshkosh Corp.	32,265
160,000	Parker-Hannifin Corp.	31,310
		63,575
OIL, GAS & CONSUMABLE FUELS—5.3%
1,610,000	Cabot Oil & Gas Corp.	22,685
304,000	Phillips 66	27,776
122,000	Pioneer Natural Resources Co.	16,470
		66,931
PERSONAL PRODUCTS—2.0%
434,000	Unilever NV NY Registry Shares (United Kingdom)	25,293
PHARMACEUTICALS—2.1%
286,000	Novartis AG ADR (Switzerland)[1]	27,030
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.7%
354,000	Microchip Technology Inc.	34,508
SOFTWARE—13.4%
178,000	Adobe Inc.*	62,503
161,000	ANSYS Inc.*	44,167
370,000	Microsoft Corp.	62,985
		169,655
SPECIALTY RETAIL—2.5%
138,000	Home Depot Inc.	31,478
TOTAL COMMON STOCKS
(Cost $902,928)		1,240,938
TOTAL INVESTMENTS—97.7%
(Cost $902,928)		1,240,938
CASH AND OTHER ASSETS, LESS LIABILITIES—2.3%		28,619
TOTAL NET ASSETS—100.0%		$1,269,557

FAIR VALUE MEASUREMENTS
All investments at January 31, 2020 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Large Cap Value Fund
Portfolio of Investments—Continued

*	Non-income producing security
1	GDR after the name of a security stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Mid Cap Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—98.5%
Shares		Value
AEROSPACE & DEFENSE—1.3%
713	General Dynamics Corp.	$125
AUTO COMPONENTS—0.8%
2,376	BorgWarner Inc.	82
BANKS—1.2%
6,134	KeyCorp	115
BUILDING PRODUCTS—1.9%
3,951	Masco Corp	188
CAPITAL MARKETS—6.3%
6,888	Eaton Vance Corp.	315
1,991	Raymond James Financial Inc.	182
1,859	Stifel Financial Corp.	120
		617
CHEMICALS—4.0%
1,371	Albemarle Corp.	110
1,070	Cabot Corp.	43
1,494	Eastman Chemical Co.	107
1,062	Scotts Miracle-Gro Co.	130
		390
COMMERCIAL SERVICES & SUPPLIES—4.8%
2,944	Republic Services Inc	280
2,988	Stericycle Inc.*	187
		467
CONTAINERS & PACKAGING—2.1%
1,156	Packaging Corp. of America	111
2,802	Sealed Air Corp	99
		210
DIVERSIFIED FINANCIAL SERVICES—2.9%
2,890	Intercontinental Exchange Inc.	288
ELECTRICAL EQUIPMENT—1.8%
3,809	Sensata Technologies Holding plc (United Kingdom)*	180
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.6%
2,700	Keysight Technologies Inc.*	251
ENERGY EQUIPMENT & SERVICES—0.6%
2,472	Apergy Corp*	64
ENTERTAINMENT—1.0%
1,642	Activision Blizzard Inc.*	96
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.8%
5,471	Americold Realty Trust	189
593	Boston Properties Inc.	85
811	SBA Communications Corp.*	202
		476
HEALTH CARE EQUIPMENT & SUPPLIES—0.9%
1,577	Dentsply Sirona Inc.	88
HEALTH CARE PROVIDERS & SERVICES—2.3%
1,234	AmerisourceBergen Corp*	106
710	Laboratory Corporation of America Holdings*	124
		230
HOTELS, RESTAURANTS & LEISURE—1.6%
1,352	Darden Restaurants Inc.	157
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—2.5%
4,218	DR Horton Inc.*	$250
INSURANCE—5.1%
2,694	Progressive Corp.	217
1,011	Reinsurance Group of America Inc.	146
730	Renaissance Holdings Ltd. (Bermuda)	138
		501
INTERNET SOFTWARE & SERVICES—1.9%
1,947	Akamai Technologies Inc.*	182
IT SERVICES—7.1%
1,295	Arrow Electronics Inc.*	98
2,515	Black Knight Inc.*	168
2,214	Global Payments Inc.	433
		699
LIFE SCIENCES TOOLS & SERVICES—4.9%
2,055	Agilent Technologies Inc.	170
450	Bio-Rad Laboratories Inc.*	162
2,356	Syneos Health Inc.*	145
		477
MACHINERY—6.5%
855	Cummins Inc.	137
1,281	Dover Corp.	146
974	Snap-on Inc.	155
1,744	Woodward Inc.	203
		641
METALS & MINING—0.8%
4,643	Allegheny Technologies Inc.*	80
MULTI-UTILITIES—2.0%
1,960	WEC Energy Group Inc.*	196
OIL, GAS & CONSUMABLE FUELS—1.3%
1,104	Cimarex Energy Co.*	48
2,961	Continental Resources Inc.*	81
		129
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.5%
4,025	CBRE Group Inc.*	246
ROAD & RAIL—1.7%
2,136	CSX Corp*	163
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.5%
3,741	Applied Materials Inc.	217
2,126	Skyworks Solutions Inc.*	240
2,116	Xilinx Inc.	179
		636
SOFTWARE—9.8%
947	ANSYS Inc.*	260
1,399	Autodesk Inc.*	275
615	Intuit Inc.	173
1,710	Synopsys Inc.*	252
		960
SPECIALTY RETAIL—2.5%
4,137	TJX Companies Inc.*	244

Harbor Mid Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—2.5%
2,829	Air Lease Corp.	$122
1,643	GATX Corp.	125
		247
TOTAL COMMON STOCKS
(Cost $9,436)		9,675
TOTAL INVESTMENTS—98.5%
(Cost $9,436)		9,675
CASH AND OTHER ASSETS, LESS LIABILITIES—1.5%		145
TOTAL NET ASSETS—100.0%		$9,820
FAIR VALUE MEASUREMENTS
All investments at January 31, 2020 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2020 or December 1, 2019 (inception).
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Mid Cap Growth Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.3%
Shares		Value
AEROSPACE & DEFENSE—2.9%
34,481	L3Harris Technologies Inc.	$7,632
BEVERAGES—0.7%
5,341	Boston Beer Co. Inc.*	1,903
BIOTECHNOLOGY—7.7%
34,500	Apellis Pharmaceuticals Inc.*	1,418
17,783	Ascendis Pharma AS ADR (Denmark)*,1	2,403
49,878	Exact Sciences Corp.*	4,653
17,305	Galapagos NV (Belgium)*	3,879
2,791	Galapagos NV ADR (Belgium)*,1	622
49,193	Ionis Pharmaceuticals Inc.*	2,869
11,289	Kodiak Sciences Inc.*	689
27,132	Sage Therapeutics Inc.*	1,798
17,465	Seattle Genetics Inc.*	1,893
		20,224
CAPITAL MARKETS—1.3%
57,479	Blackstone Group Inc.	3,510
COMMERCIAL SERVICES & SUPPLIES—2.9%
31,084	Brink's Co.	2,617
50,174	Copart Inc.*	5,091
		7,708
DIVERSIFIED CONSUMER SERVICES—1.0%
33,749	Grand Canyon Education Inc.*	2,642
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.5%
16,953	Zebra Technologies Corp.*	4,052
ENTERTAINMENT—5.6%
24,564	Roku Inc.*	2,971
66,838	Spotify Technology SA (Sweden)*	9,444
18,170	Take-Two Interactive Software Inc.*	2,265
		14,680
FOOD PRODUCTS—1.1%
31,164	Lamb Weston Holdings Inc.	2,846
HEALTH CARE EQUIPMENT & SUPPLIES—14.7%
34,319	Abiomed Inc.*	6,393
34,106	DexCom Inc.*	8,211
71,067	Haemonetics Corp.*	7,632
34,515	Insulet Corp.*	6,697
17,460	Novocure Ltd. (Jersey)*	1,422
109,105	Tandem Diabetes Care Inc.*	8,297
		38,652
HOTELS, RESTAURANTS & LEISURE—8.4%
93,280	Aramark*	4,118
40,488	Marriott Vacations Worldwide Corp.	4,868
88,823	Norwegian Cruise Line Holdings Ltd. (Bermuda)*	4,783
69,682	Planet Fitness Inc.*	5,630
11,822	Vail Resorts Inc.	2,772
		22,171
HOUSEHOLD DURABLES—1.3%
52,054	Lennar Corp.	3,454
INTERACTIVE MEDIA & SERVICES—1.2%
147,310	Pinterest Inc.*	3,245
INTERNET & DIRECT MARKETING RETAIL—1.5%
41,990	Wayfair Inc.*	3,934
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—3.2%
73,939	GoDaddy Inc.*	$4,969
45,849	Square Inc.*	3,425
		8,394
LEISURE PRODUCTS—3.7%
65,836	BRP Inc. (Canada)	3,361
91,420	Peloton Interactive Inc.*	2,958
91,870	YETI Holdings Inc.*	3,341
		9,660
LIFE SCIENCES TOOLS & SERVICES—1.1%
34,306	Agilent Technologies Inc.	2,832
MACHINERY—4.4%
26,626	Dover Corp.	3,032
63,501	Ingersoll-Rand Plc (Ireland)	8,460
		11,492
PHARMACEUTICALS—2.3%
145,414	Elanco Animal Health Inc.*	4,493
7,153	Reata Pharmaceuticals Inc.*	1,565
		6,058
ROAD & RAIL—1.0%
23,826	JB Hunt Transport Services Inc.*	2,572
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.1%
265,202	Advanced Micro Devices Inc.*	12,464
154,942	Marvell Technology Group Ltd. (Bermuda)	3,725
		16,189
SOFTWARE—16.8%
37,330	2U Inc.*	739
26,326	Alteryx Inc.*	3,672
9,831	Fair Isaac Corp.*	3,956
80,289	Guidewire Software Inc.*	9,033
188,537	Slack Technologies Inc.*	3,908
73,272	Splunk Inc.*	11,376
38,732	Workday Inc.*	7,151
59,078	Zoom Video Communications Inc.*	4,508
		44,343
SPECIALTY RETAIL—4.8%
23,802	Burlington Stores Inc.*	5,176
23,647	Five Below Inc.*	2,677
96,727	Floor & Decor Holdings Inc.*	4,770
		12,623
TEXTILES, APPAREL & LUXURY GOODS—2.1%
23,793	Carter's Inc.	2,524
31,470	Under Armour Inc. Class A*	635
131,177	Under Armour Inc. Class C*	2,356
		5,515
TOTAL COMMON STOCKS
(Cost $201,105)		256,331

Harbor Mid Cap Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

SHORT-TERM INVESTMENTS—2.4%
(Cost $6,364)
Principal Amount		Value
REPURCHASE AGREEMENTS—2.4%
6,364	Repurchase Agreement with Bank of America dated January 31, 2020 due February 03, 2020 at 1.560% collateralized by U.S. Treasury Notes (value $6,550)	$6,364
TOTAL INVESTMENTS—99.7%
(Cost $207,469)		262,695
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		821
TOTAL NET ASSETS—100.0%		$263,516
FAIR VALUE MEASUREMENTS
At January 31, 2020, the repurchase agreement (as disclosed in the preceding Portfolio of Investments) was classified as Level 2 and all other investments were classified as Level 1. There were no Level 3 investments at January 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	GDR after the name of a security stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Mid Cap Value Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—98.5%
Shares		Value
AEROSPACE & DEFENSE—1.8%
9,300	Huntington Ingalls Industries Inc.	$2,427
49,300	Spirit AeroSystems Holdings Inc.	3,220
114,800	Textron Inc.	5,273
		10,920
AIR FREIGHT & LOGISTICS—0.3%
74,217	Atlas Air Worldwide Holdings Inc.*	1,659
AIRLINES—3.0%
49,700	Alaska Air Group Inc.	3,210
68,500	American Airlines Group Inc.	1,839
332,900	JetBlue Airways Corp.*	6,601
88,700	United Airlines Holdings Inc.*	6,635
		18,285
AUTO COMPONENTS—1.8%
118,200	American Axle & Manufacturing Holdings Inc.*	1,092
58,900	BorgWarner Inc.	2,020
32,900	Cooper-Standard Holdings Inc.*	872
231,338	Goodyear Tire & Rubber Co.	3,037
31,300	Lear Corp.	3,856
		10,877
AUTOMOBILES—0.6%
81,800	Harley-Davidson Inc.	2,732
10,900	Thor Industries*	878
		3,610
BANKS—6.1%
68,600	CIT Group Inc.	3,136
231,000	Citizens Financial Group Inc.	8,612
269,300	Fifth Third Bancorp	7,661
187,100	KeyCorp	3,501
437,800	Regions Financial Corp.	6,816
147,400	Zions Bancorporation	6,705
		36,431
BEVERAGES—1.0%
110,500	Molson Coors Brewing Co.	6,142
BIOTECHNOLOGY—0.3%
21,200	Alexion Pharmaceuticals Inc.*	2,107
BUILDING PRODUCTS—0.6%
61,200	Owens Corning	3,702
CAPITAL MARKETS—3.6%
57,200	Ameriprise Financial Inc.	9,461
141,500	Ares Capital Corp.	2,663
53,900	Lazard Ltd. (Bermuda)	2,262
51,500	Legg Mason Inc.	2,016
329,374	Prospect Capital Corp.	2,144
33,900	Raymond James Financial Inc.	3,100
		21,646
CHEMICALS—3.9%
9,746	A. Schulman Inc. (Contingent Value Rights)*	4[x]
69,000	Cabot Corp.	2,750
49,800	Celanese Corp.	5,155
112,122	Chemours Co.	1,555
106,500	Eastman Chemical Co.	7,590
COMMON STOCKS—Continued
Shares		Value
CHEMICALS—Continued
198,400	Huntsman Corp.	$4,079
70,400	Trinseo SA (Luxembourg)	2,022
		23,155
COMMERCIAL SERVICES & SUPPLIES—0.2%
304,900	Pitney Bowes Inc.	1,140
CONSUMER FINANCE—2.2%
136,700	Ally Financial Inc.	4,379
72,700	Discover Financial Services	5,462
225,200	Navient Corp.	3,238
7,235	Nelnet Inc.	414
		13,493
CONTAINERS & PACKAGING—1.8%
59,000	International Paper Co.	2,403
226,900	O-I Glass Inc.*	2,863
55,200	Silgan Holdings Inc.	1,703
95,900	WestRock Co.	3,740
		10,709
DIVERSIFIED FINANCIAL SERVICES—1.1%
79,987	Banco Latinoamericano de Comercio Exterior SA (Panama)	1,613
81,000	Voya Financial Inc.	4,838
		6,451
ELECTRIC UTILITIES—3.7%
65,200	Edison International	4,991
114,900	FirstEnergy Corp.	5,836
317,200	PPL Corp.	11,479
		22,306
ELECTRICAL EQUIPMENT—0.6%
44,200	Regal Beloit Corp.	3,468
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.2%
72,100	Avnet Inc.	2,631
79,185	Methode Electronics Inc.	2,593
13,988	SYNNEX Corp.	1,927
196,236	TTM Technologies Inc.*	2,824
154,200	Vishay Intertechnology Inc.	3,129
		13,104
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—10.6%
213,903	Brandywine Realty Trust	3,341
205,100	Brixmor Property Group Inc.	4,094
464,916	Franklin Street Properties Corp.	3,533
117,200	Gaming and Leisure Properties Inc.	5,538
188,700	Hersha Hospitality Trust	2,447
187,800	Host Hotels & Resorts Inc.	3,069
96,600	Industrial Logistics Properties Trust	2,211
87,600	Lexington Realty Trust	970
52,750	Office Properties Income Trust	1,795
109,100	Omega Healthcare Investors Inc.	4,577
166,038	Outfront Media Inc.	4,938
151,800	Piedmont Office Realty Trust Inc.	3,520
30,543	Retail Value Inc.	1,004
173,123	RLJ Lodging Trust	2,694
138,200	Sabra Health Care REIT Inc.	2,971
124,400	Service Properties Trust	2,685
216,500	SITE Centers Corp.	2,752
276,500	Summit Hotel Properties Inc.	3,066

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
561,800	VEREIT Inc.	$5,483
151,200	Xenia Hotels & Resorts Inc.	2,826
		63,514
FOOD & STAPLES RETAILING—1.8%
51,800	Ingles Markets Inc.	2,160
326,900	Kroger Co.	8,780
		10,940
FOOD PRODUCTS—2.4%
39,000	Ingredion Inc.	3,432
44,600	JM Smucker Co.	4,621
74,000	Tyson Foods Inc.	6,115
		14,168
GAS UTILITIES—0.9%
130,000	National Fuel Gas Co.	5,615
HEALTH CARE PROVIDERS & SERVICES—4.2%
69,200	Cardinal Health Inc.	3,544
65,900	DaVita Inc.*	5,263
31,000	HCA Healthcare Inc.	4,303
10,700	Laboratory Corp. of America Holdings*	1,877
35,743	McKesson Corp.	5,097
37,500	Universal Health Services Inc.	5,142
		25,226
HOTELS, RESTAURANTS & LEISURE—0.8%
88,300	Brinker International Inc.	3,770
15,250	Wyndham Destinations Inc.	740
		4,510
HOUSEHOLD DURABLES—4.0%
101,478	Ethan Allen Interiors Inc.	1,639
46,500	Meritage Homes Corp.*	3,300
132,700	PulteGroup Inc.	5,925
130,910	Toll Brothers Inc.	5,807
48,700	Whirlpool Corp.	7,118
		23,789
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.3%
355,464	Vistra Energy Corp.	8,005
INSURANCE—6.6%
58,700	Allstate Corp.	6,958
27,500	American Financial Group Inc.	2,992
88,400	Assured Guaranty Ltd.	4,052
97,100	Hartford Financial Services Group Inc.	5,756
147,700	Lincoln National Corp.	8,047
129,100	Old Republic International Corp.	2,911
58,400	Principal Financial Group Inc.	3,092
75,200	Universal Insurance Holdings Inc.	1,831
139,000	Unum Group	3,710
		39,349
IT SERVICES—1.3%
98,200	DXC Technology Co.	3,131
164,100	Western Union Co.	4,414
		7,545
LEISURE PRODUCTS—0.4%
40,300	Brunswick Corp.	2,533
COMMON STOCKS—Continued
Shares		Value
MACHINERY—5.6%
42,500	AGCO Corp.	$2,981
100,600	Allison Transmission Holdings Inc.	4,447
58,000	Cummins Inc.	9,278
135,300	Meritor Inc.*	2,964
47,700	Oshkosh Corp.	4,104
20,600	Snap-on Inc.	3,288
64,700	Timken Co.	3,399
263,800	Wabash National Corp.	3,060
		33,521
MEDIA—1.3%
82,500	AMC Networks Inc.*	3,019
144,100	TEGNA Inc.	2,435
64,872	ViacomCBS Inc.*	2,214
		7,668
METALS & MINING—1.0%
50,200	Reliance Steel & Aluminum Co.	5,763
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—1.8%
216,600	Annaly Capital Management Inc.	2,114
171,000	Invesco Mortgage Capital Inc.	2,991
298,300	MFA Financial Inc.	2,327
140,800	PennyMac Mortgage Investment Trust	3,273
		10,705
MULTILINE RETAIL—1.4%
91,600	Big Lots Inc.	2,479
76,300	Kohl's Corp.	3,262
150,600	Macy's Inc.	2,402
		8,143
MULTI-UTILITIES—0.6%
62,100	Public Service Enterprise Group Inc.	3,676
OIL, GAS & CONSUMABLE FUELS—3.3%
142,300	Devon Energy Corp.	3,091
109,250	HollyFrontier Corp.	4,907
71,900	Marathon Petroleum Corp.	3,919
76,500	PBF Energy Inc.	2,088
45,535	PDC Energy Inc.*	983
58,700	Valero Energy Corp.	4,949
		19,937
PAPER & FOREST PRODUCTS—0.5%
86,900	Domtar Corp.	3,026
PHARMACEUTICALS—2.0%
148,624	Corcept Therapeutics Inc.*	1,883
49,900	Jazz Pharmaceuticals plc (Ireland)*	7,153
110,150	Lannett Co. Inc.*	897
93,493	Mylan NV (Netherlands)*	2,002
		11,935
PROFESSIONAL SERVICES—1.1%
71,100	ManpowerGroup Inc.	6,505
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.0%
24,800	Cirrus Logic Inc.*	1,905
66,761	Diodes Inc.*	3,448
295,300	ON Semiconductor Corp.*	6,836
		12,189

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—3.8%
92,800	Bed Bath & Beyond Inc.	$1,322
60,300	Best Buy Co. Inc.	5,107
73,700	Dick's Sporting Goods Inc.	3,260
81,800	Foot Locker Inc.	3,106
166,100	Gap Inc.	2,892
30,700	Group 1 Automotive Inc.	3,093
677,800	Office Depot Inc.	1,505
52,000	Penske Automotive Group Inc.	2,442
		22,727
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.4%
242,314	HP Inc.	5,166
79,700	NCR Corp.*	2,687
117,600	Seagate Technology plc (Ireland)	6,702
157,400	Xerox Holdings Corp.	5,599
		20,154
TEXTILES, APPAREL & LUXURY GOODS—0.3%
60,900	Capri Holdings Ltd. (Virgin Islands)*	1,825
COMMON STOCKS—Continued
Shares		Value
THRIFTS & MORTGAGE FINANCE—0.9%
169,600	MGIC Investment Corp.	$2,339
136,700	Radian Group Inc.	3,348
		5,687
TRADING COMPANIES & DISTRIBUTORS—0.4%
65,642	Triton International Ltd. (Bermuda)	2,465
TOTAL COMMON STOCKS
(Cost $580,534)		590,325
TOTAL INVESTMENTS—98.5%
(Cost $580,534)		590,325
CASH AND OTHER ASSETS, LESS LIABILITIES—1.5%		8,875
TOTAL NET ASSETS—100.0%		$599,200

FAIR VALUE MEASUREMENTS
At January 31, 2020, the investments in A. Schulman Inc. (Contingent Value Rights) (as disclosed in the preceding Portfolio of Investments) were classified as Level 3 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2020.
Valuation Description	Beginning Balance as of 11/01/2019 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2020 (000s)
Common Stocks
Chemicals	$4	$—	$—	$—	$—	$—	$—	$—	$4
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2020 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
A. Schulman Inc.(Contingent Value Rights)*	$4	Market Approach	Estimated Recovery Value	$ 0.43

*	Non-income producing security
x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Small Cap Growth Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.6%
Shares		Value
AEROSPACE & DEFENSE—1.5%
33,189	Teledyne Technologies Inc.*	$12,116
BANKS—2.2%
276,550	First Hawaiian Inc.	8,036
176,130	Western Alliance Bancorp	9,728
		17,764
BIOTECHNOLOGY—10.1%
178,610	ACADIA Pharmaceuticals Inc.*	7,134
160,222	Acceleron Pharma Inc.*	14,545
127,710	Ascendis Pharma AS ADR (Denmark)*,1	17,254
129,274	Blueprint Medicines Corp.*	8,202
218,230	Fate Therapeutics Inc.*	5,534
69,770	Global Blood Therapeutics Inc.*	4,553
1,204,659	Ironwood Pharmaceuticals Inc.*	14,552
170,940	Momenta Pharmaceuticals Inc.*	4,961
310,130	Orchard Therapeutics plc ADR (United Kingdom)*,1	3,852
		80,587
BUILDING PRODUCTS—2.4%
190,430	Trex Co. Inc.*	18,708
CAPITAL MARKETS—2.7%
123,604	Hamilton Lane Inc.	8,028
145,592	LPL Financial Holdings Inc.	13,413
		21,441
COMMERCIAL SERVICES & SUPPLIES—1.4%
80,590	MSA Safety Inc.	10,928
COMMUNICATIONS EQUIPMENT—1.3%
737,465	Viavi Solutions Inc.*	10,398
CONSUMER FINANCE—1.3%
120,500	FirstCash Inc.	10,480
CONTAINERS & PACKAGING—1.4%
267,780	Berry Global Group Inc.*	11,386
DIVERSIFIED CONSUMER SERVICES—1.0%
46,305	Bright Horizons Family Solutions Inc.*	7,582
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.2%
465,030	Knowles Corp.*	9,175
ENTERTAINMENT—3.0%
41,528	Madison Square Garden Co.*	12,300
1,857,860	Zynga Inc.*	11,184
		23,484
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.2%
690,890	Brixmor Property Group Inc.	13,790
369,750	STAG Industrial Inc.	11,921
		25,711
FOOD & STAPLES RETAILING—0.7%
168,660	Grocery Outlet Holding Corp.*	5,522
HEALTH CARE EQUIPMENT & SUPPLIES—4.7%
127,170	Haemonetics Corp.*	13,657
152,090	Integra LifeSciences Holdings Corp.*	8,371
90,991	Masimo Corp.*	15,523
		37,551
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE TECHNOLOGY—1.4%
110,820	Teladoc Health Inc.*	$11,272
HOTELS, RESTAURANTS & LEISURE—4.5%
256,951	Eldorado Resorts Inc.*	15,361
114,540	Papa John's International Inc.	7,420
207,270	Texas Roadhouse Inc.*	12,954
		35,735
HOUSEHOLD DURABLES—4.8%
251,850	KB Home	9,457
288,001	Skyline Champion Corp.*	8,280
180,030	Topbuild Corp.*	20,615
		38,352
INSURANCE—1.3%
194,205	Palomar Holdings Inc.*	10,380
IT SERVICES—4.1%
290,065	Repay Holdings Corp.*	4,905
71,652	WEX Inc.*	15,543
168,015	WNS Holdings Ltd. ADR (India)*,1	11,989
		32,437
LIFE SCIENCES TOOLS & SERVICES—5.4%
40,770	Bio-Rad Laboratories Inc.*	14,715
127,874	ICON plc (Ireland)*	21,562
64,550	Repligen Corp.*	6,480
		42,757
MACHINERY—6.2%
236,900	Flowserve Corp.	11,059
150,140	Lincoln Electric Holdings Inc.	13,389
297,670	Timken Co.	15,637
77,020	Woodward Inc.	8,958
		49,043
MARINE—0.4%
99,350	Matson Inc.	3,578
OIL, GAS & CONSUMABLE FUELS—2.6%
340,890	PBF Energy Inc.	9,306
931,690	WPX Energy Inc.*	11,134
		20,440
PHARMACEUTICALS—5.4%
200,831	Catalent Inc.*	12,271
310,675	Intersect ENT Inc.*	8,028
325,390	Pacira BioSciences Inc.*	14,063
40,300	Reata Pharmaceuticals Inc.*	8,817
		43,179
PROFESSIONAL SERVICES—1.0%
87,420	Insperity Inc.*	7,638
ROAD & RAIL—0.9%
148,510	Ryder System Inc.	7,087
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.2%
118,617	Advanced Energy Industries Inc.*	8,296
64,020	Cabot Microelectronics Corp.	9,316
294,420	SiTime Corp.*	7,484
		25,096

Harbor Small Cap Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—13.5%
610,390	8x8 Inc.*	$11,366
252,494	ACI Worldwide Inc.*	8,698
146,890	Bottomline Technologies de Inc.*	7,873
52,660	Envestnet Inc.*	4,153
30,298	Fair Isaac Corp.*	12,191
365,914	Mimecast Ltd. (Jersey)*	18,673
84,005	NICE Ltd. ADR (Israel)*,1	14,474
593,400	Nuance Communications Inc.*	11,227
61,419	Paylocity Holding Corp.*	8,715
84,650	Proofpoint Inc.*	10,396
		107,766
SPECIALTY RETAIL—1.6%
113,320	Five Below Inc.*	12,830
COMMON STOCKS—Continued
Shares		Value
THRIFTS & MORTGAGE FINANCE—1.5%
371,526	NMI Holdings Inc.*	$11,859
TRADING COMPANIES & DISTRIBUTORS—1.7%
315,546	Rush Enterprises Inc.	13,568
TOTAL COMMON STOCKS
(Cost $632,680)		775,850
TOTAL INVESTMENTS—97.6%
(Cost $632,680)		775,850
CASH AND OTHER ASSETS, LESS LIABILITIES—2.4%		19,429
TOTAL NET ASSETS—100.0%		$795,279

FAIR VALUE MEASUREMENTS
All investments at January 31, 2020 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	GDR after the name of a security stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—99.6%
Shares		Value
AEROSPACE & DEFENSE—1.6%
200,261	Maxar Technologies Inc.	$3,196
AIR FREIGHT & LOGISTICS—1.0%
35,355	Atlas Air Worldwide Holdings Inc.*	790
68,035	Echo Global Logistics Inc.*	1,319
		2,109
BANKS—2.3%
41,660	FB Financial Corp.	1,485
44,525	TCF Financial Corp.	1,883
56,773	TriState Capital Holdings Inc.*	1,305
		4,673
BEVERAGES—1.1%
154,722	Primo Water Corp.*	2,332
BIOTECHNOLOGY—13.4%
39,591	Agios Pharmaceuticals Inc.*	1,929
91,759	Amarin Corp. plc ADR (United Kingdom)*,1	1,702
221,819	Amicus Therapeutics Inc.*	1,961
174,443	Clovis Oncology Inc.*	1,446
20,058	Global Blood Therapeutics Inc.*	1,309
153,062	Halozyme Therapeutics Inc.*	2,905
111,448	Heron Therapeutics Inc.*	2,325
21,340	Intercept Pharmaceuticals Inc.*	1,972
108,343	Karyopharm Therapeutics Inc.*	1,750
56,016	Ligand Pharmaceuticals Inc.*	4,919
157,685	Portola Pharmaceuticals Inc.*	2,017
53,790	PTC Therapeutics Inc.*	2,770
		27,005
COMMERCIAL SERVICES & SUPPLIES—1.4%
107,528	Healthcare Services Group Inc.	2,753
COMMUNICATIONS EQUIPMENT—3.5%
247,273	Casa Systems Inc.*	991
644,529	Infinera Corp.*	4,750
18,777	Lumentum Holdings Inc.*	1,423
		7,164
CONSTRUCTION & ENGINEERING—0.8%
27,476	MasTec Inc.*	1,587
CONSUMER FINANCE—0.6%
38,172	Green Dot Corp.*	1,148
DIVERSIFIED CONSUMER SERVICES—2.1%
71,460	Adtalem Global Education Inc.*	2,466
48,888	ServiceMaster Global Holdings Inc.*	1,762
		4,228
DIVERSIFIED TELECOMMUNICATION SERVICES—1.6%
128,997	Iridium Communications Inc.*	3,296
ELECTRICAL EQUIPMENT—1.9%
28,611	EnerSys	2,059
95,646	Power Solutions International Inc.*	870
43,323	TPI Composites Inc.*	899
		3,828
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.5%
46,145	Methode Electronics Inc.	1,511
30,141	MTS Systems Corp.	1,528
		3,039
COMMON STOCKS—Continued
Shares		Value
FOOD & STAPLES RETAILING—0.7%
41,643	Grocery Outlet Holding Corp.*	$1,363
FOOD PRODUCTS—0.9%
27,472	Freshpet Inc.*	1,727
HEALTH CARE EQUIPMENT & SUPPLIES—9.1%
1,496,027	Cerus Corp.*	5,999
88,483	CryoLife Inc.*	2,631
43,244	Cutera Inc.*	1,219
8,122	ICU Medical Inc.*	1,482
442,736	Invacare Corp.	3,405
149,370	SmileDirectClub Inc.*	2,000
558,571	ViewRay Inc.*	1,743
		18,479
HEALTH CARE PROVIDERS & SERVICES—5.4%
63,345	Acadia Healthcare Co. Inc.*	2,035
64,599	PetIQ Inc.*	1,922
159,863	Surgery Partners Inc.*	2,697
199,013	Tivity Health Inc.*	4,308
		10,962
HEALTH CARE TECHNOLOGY—5.4%
149,676	Allscripts Healthcare Solutions Inc.*	1,284
455,191	Evolent Health Inc.*	4,588
123,466	NextGen Healthcare Inc.*	1,711
13,769	Teladoc Health Inc.*	1,401
85,012	Vocera Communications Inc.*	1,873
		10,857
HOTELS, RESTAURANTS & LEISURE—6.4%
89,369	Accel Entertainment Inc.*	1,095
19,793	Churchill Downs Inc.	2,858
32,430	Eldorado Resorts Inc.*	1,938
112,541	Everi Holdings Inc.*	1,407
373,589	Noodles & Co.*	2,667
419,081	Playa Hotels & Resorts NV (Netherlands)*	2,942
		12,907
INSURANCE—2.2%
17,497	Kinsale Capital Group Inc.	1,999
112,786	National General Holdings Corp.	2,455
		4,454
INTERNET & DIRECT MARKETING RETAIL—5.0%
771,321	Quotient Technology Inc.*	7,767
31,078	Stamps.com Inc.*	2,315
		10,082
IT SERVICES—5.7%
40,523	Cardtronics plc (United Kingdom)*	1,824
52,759	EVO Payments Inc.*	1,462
55,592	InterXion Holding NV (Netherlands)*	4,838
106,506	Verra Mobility Corp.*	1,697
24,222	WNS Holdings Ltd. ADR (India)*,1	1,728
		11,549
LEISURE PRODUCTS—1.0%
54,107	YETI Holdings Inc.*	1,967
LIFE SCIENCES TOOLS & SERVICES—1.3%
119,445	Luminex Corp.	2,710

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MACHINERY—5.7%
26,690	CIRCOR International Inc.*	$1,108
73,774	Enerpac Tool Group Corp.*	1,705
99,667	Meritor Inc.*	2,184
308,400	NN Inc.	2,662
120,192	REV Group Inc.	1,202
80,466	Rexnord Corp.	2,627
		11,488
MARINE—0.5%
123,739	Star Bulk Carriers Corp (Greece)*	1,002
OIL, GAS & CONSUMABLE FUELS—1.3%
240,811	Callon Petroleum Co.*	722
88,886	Matador Resources Co.*	1,304
32,326	PDC Energy Inc.*	698
		2,724
PHARMACEUTICALS—1.4%
63,511	Pacira BioSciences Inc.*	2,745
ROAD & RAIL—0.8%
216,280	Daseke Inc.*	656
10,591	Saia Inc.*	923
		1,579
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.0%
17,326	Inphi Corp.*	1,316
135,426	MaxLinear Inc.*	2,640
		3,956
SOFTWARE—4.2%
216,861	OneSpan Inc.*	3,604
904,342	Synchronoss Technologies Inc.*	4,942
		8,546
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—3.1%
41,353	Boot Barn Holdings Inc.*	$1,736
20,655	Children's Place Inc.	1,232
45,662	Guess? Inc.	972
70,601	National Vision Holdings Inc.*	2,409
		6,349
THRIFTS & MORTGAGE FINANCE—2.4%
49,468	Essent Group Ltd. (Bermuda)	2,454
64,320	Meta Financial Group Inc.	2,394
		4,848
WATER UTILITIES—1.0%
77,507	AquaVenture Holdings Ltd. (Virgin Islands)*	2,093
WIRELESS TELECOMMUNICATION SERVICES—1.3%
517,210	Gogo Inc.*	2,721
TOTAL COMMON STOCKS
(Cost $193,082)		201,466
TOTAL INVESTMENTS—99.6%
(Cost $193,082)		201,466
CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		746
TOTAL NET ASSETS—100.0%		$202,212

FAIR VALUE MEASUREMENTS
All investments at January 31, 2020 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	GDR after the name of a security stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Small Cap Value Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—95.7%
Shares		Value
AEROSPACE & DEFENSE—9.5%
726,487	Hexcel Corp.	$53,920
255,681	Moog Inc.	22,911
176,059	Teledyne Technologies Inc.*	64,272
990,397	Triumph Group Inc.	20,234
		161,337
BANKS—9.0%
251,741	Cadence Bancorp	3,935
545,453	Enterprise Financial Services Corp.	23,733
832,873	First Merchants Corp.	33,107
437,890	Heartland Financial USA Inc.	21,417
341,495	South State Corp.	25,820
702,976	Trustmark Corp.	22,481
656,542	United Bankshares Inc.	22,519
		153,012
BIOTECHNOLOGY—3.7%
580,951	Emergent BioSolutions Inc.*	32,005
1,140,866	Myriad Genetics Inc.*	31,545
		63,550
CAPITAL MARKETS—4.5%
418,477	Eaton Vance Corp.	19,145
309,583	Raymond James Financial Inc.	28,305
447,741	Stifel Financial Corp.	28,965
		76,415
CHEMICALS—3.6%
610,695	Cabot Corp.	24,336
304,466	Scotts Miracle-Gro Co.	37,370
		61,706
COMMERCIAL SERVICES & SUPPLIES—4.8%
766,455	Casella Waste Systems Inc.*	39,235
2,242,352	Steelcase Inc.	41,730
		80,965
CONSUMER FINANCE—2.7%
519,003	FirstCash Inc.	45,138
ELECTRICAL EQUIPMENT—1.9%
451,997	EnerSys	32,526
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—6.6%
153,996	Coherent Inc.*	21,779
566,025	FLIR Systems Inc.	29,173
173,980	Littelfuse Inc.	30,779
963,947	Sanmina Corp.*	30,692
		112,423
ENERGY EQUIPMENT & SERVICES—1.9%
336,793	Core Laboratories NV (Netherlands)	11,832
295,061	DMC Global Inc.	12,342
691,220	Oil States International Inc.*	7,451
		31,625
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—5.0%
1,162,026	Corporate Office Properties Trust	34,594
738,242	Pebblebrook Hotel Trust	17,511
1,042,121	STAG Industrial Inc.	33,598
		85,703
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—2.6%
1,611,084	Darling Ingredients Inc.*	$43,709
HEALTH CARE PROVIDERS & SERVICES—1.5%
201,462	Molina Healthcare Inc.*	24,774
HOTELS, RESTAURANTS & LEISURE—1.0%
598,192	Penn National Gaming Inc.*	17,844
HOUSEHOLD DURABLES—1.6%
373,235	Meritage Homes Corp.*	26,485
INSURANCE—6.0%
908,875	American Equity Investment Life Holding Co.	24,003
542,780	Horace Mann Educators Corp.	23,345
236,651	Reinsurance Group of America Inc.	34,090
466,103	United Fire Group Inc.	20,630
		102,068
IT SERVICES—2.2%
474,332	ManTech International Corp.	38,079
MACHINERY—8.5%
467,279	Albany International Corp.	32,602
738,360	Altra Industrial Motion Corp.	24,558
683,579	Franklin Electric Co. Inc.	39,435
601,879	Timken Co.	31,617
1,035,067	Welbilt Inc.*	15,619
		143,831
OIL, GAS & CONSUMABLE FUELS—1.0%
1,102,073	Matador Resources Co.*	16,167
PHARMACEUTICALS—3.1%
856,799	Catalent Inc.*	52,350
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—11.6%
275,077	Advanced Energy Industries Inc.*	19,239
353,251	Cabot Microelectronics Corp.	51,402
878,720	Entegris Inc.	45,482
1,505,873	FormFactor Inc.*	38,114
248,627	Monolithic Power Systems Inc.	42,557
		196,794
TEXTILES, APPAREL & LUXURY GOODS—1.7%
901,695	Wolverine World Wide Inc.	28,467
TRADING COMPANIES & DISTRIBUTORS—1.7%
381,464	GATX Corp.	29,041
TOTAL COMMON STOCKS
(Cost $1,173,408)		1,624,009
TOTAL INVESTMENTS—95.7%
(Cost $1,173,408)		1,624,009
CASH AND OTHER ASSETS, LESS LIABILITIES—4.3%		73,548
TOTAL NET ASSETS—100.0%		$1,697,557

Harbor Small Cap Value Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments at January 31, 2020 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Strategic Growth Fund
Portfolio of Investments—January 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.4%
Shares		Value
AEROSPACE & DEFENSE—3.4%
6,027	TransDigm Group Inc.*	$3,877
BANKS—4.4%
24,069	First Republic Bank	2,669
43,903	U.S. Bancorp.	2,336
		5,005
BEVERAGES—2.2%
17,699	PepsiCo Inc.	2,514
CAPITAL MARKETS—6.0%
68,206	Charles Schwab Corp.	3,107
14,393	Moody's Corp.	3,696
		6,803
CHEMICALS—5.1%
19,252	Ecolab Inc.	3,776
9,970	Linde plc (Ireland)	2,025
		5,801
DIVERSIFIED FINANCIAL SERVICES—5.2%
26,119	Berkshire Hathaway Inc. Class B*	5,862
ELECTRICAL EQUIPMENT—2.1%
51,532	Sensata Technologies Holding plc (United Kingdom)*	2,436
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.7%
18,340	American Tower Corp.	4,250
HEALTH CARE EQUIPMENT & SUPPLIES—3.6%
11,121	Teleflex Inc.	4,132
INDUSTRIAL CONGLOMERATES—6.8%
23,594	Honeywell International Inc.	4,087
9,449	Roper Technologies Inc.	3,606
		7,693
INSURANCE—4.5%
4,361	Markel Corp.*	5,115
INTERACTIVE MEDIA & SERVICES—7.4%
4,109	Alphabet Inc. Class C*	5,893
12,183	Facebook Inc.*	2,460
		8,353
INTERNET & DIRECT MARKETING RETAIL—2.6%
1,447	Amazon.com Inc.*	2,907
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—3.2%
18,204	Visa Inc.	$3,622
LIFE SCIENCES TOOLS & SERVICES—1.8%
2,695	Mettler-Toledo International Inc.*	2,041
MACHINERY—2.8%
43,091	Fortive Corp.	3,229
MEDIA—2.0%
52,009	Comcast Corp.*	2,246
PERSONAL PRODUCTS—2.7%
51,893	Unilever NV NY Registry Shares (Netherlands)	3,024
PHARMACEUTICALS—4.9%
6,118	Allergan plc (Ireland)	1,142
29,835	Johnson & Johnson	4,441
		5,583
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.2%
25,809	Microchip Technology Inc.	2,516
SOFTWARE—14.0%
15,056	Adobe Inc.*	5,287
15,288	Intuit Inc.	4,286
59,363	Oracle Corp.	3,114
24,761	SAP SE ADR (Germany)[1]	3,238
		15,925
SPECIALTY RETAIL—2.5%
12,214	CarMax Inc.*	1,185
4,115	O'Reilly Automotive Inc.*	1,671
		2,856
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.3%
15,686	Apple Inc.	4,855
TOTAL COMMON STOCKS
(Cost $80,132)		110,645
TOTAL INVESTMENTS—97.4%
(Cost $80,132)		110,645
CASH AND OTHER ASSETS, LESS LIABILITIES—2.6%		2,976
TOTAL NET ASSETS—100.0%		$113,621

FAIR VALUE MEASUREMENTS
All investments at January 31, 2020 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	GDR after the name of a security stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. ADR after the name of a security stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—January 31, 2020 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2020, the Trust consists of 38 separate portfolios. The portfolios covered by this report are: Harbor Capital Appreciation Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Fund, Harbor Mid Cap Growth Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Growth Opportunities Fund, Harbor Small Cap Value Fund, and Harbor Strategic Growth Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, convertible preferred stock, and exchange-traded funds), exchange-traded notes and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Douglas J. Skinner
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.DE.0120